Recoverable Taxes (Tables)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Schedule of Current Tax Assets

Recoverable taxes is as follows:

	Consolidated
	06/2020	12/2019
ICMS on purchase of inputs (a)	671,227	434,832
Taxes on purchase of inputs - subsidiaries abroad	214,702	39,475
ICMS on purchase of property, plant and equipment	10,024	10,628
PIS and COFINS on purchase of property, plant and equipment (b)	179	3,826
PIS and COFINS on purchase of inputs	802,466	280,087
PIS, COFINS and CSLL - withheld at source	3,779	2,378
IPI (Tax on Manufactured Products)	83,828	30,190
Others	152,402	3,438
	1,938,607	804,854

Current	1,045,201	395,640
Non-Current	893,406	409,214

a)     Accumulated Brazilian tax on the circulation of goods, interstate and intercity transportations and communication services (“ICMS”) tax credits.

b)     Brazilian tax for the Integration Program Tax on Revenue (“PIS”) and Social Security Funding Tax on Revenue (COFINS).